Submission	May 13, 2026
Submission [Line Items]
Central Index Key	0001868941
Registrant Name	Fluence Energy, Inc.
Registration File Number	333-295786
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES